Credit Risk - Summary of Balances with Other Banco Santander Companies (Detail) - Santander UK Group Holdings plc - GBP (£) £ in Billions	Dec. 31, 2020	Dec. 31, 2019
Spain (excl. Banco Santander)
Disclosure of detailed information about financial instruments [line items]
Financial assets	£ 1.8	£ 1.8
Financial liabilities	2.6	2.5
UK
Disclosure of detailed information about financial instruments [line items]
Financial assets	2.3	2.2
Financial liabilities	1.3	1.2
Other
Disclosure of detailed information about financial instruments [line items]
Financial assets	4.1	4.0
Financial liabilities	4.0	3.9
Uruguay
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0.1	0.2
Banks | Spain (excl. Banco Santander)
Disclosure of detailed information about financial instruments [line items]
Financial assets	1.8	1.8
Financial liabilities	2.5	2.4
Banks | UK
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.0	0.0
Financial liabilities	0.0	0.0
Banks | Other
Disclosure of detailed information about financial instruments [line items]
Financial assets	1.8	1.8
Financial liabilities	2.6	2.6
Banks | Uruguay
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0.1	0.2
Other Financial Institutions | Spain (excl. Banco Santander)
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.0	0.0
Financial liabilities	0.1	0.1
Other Financial Institutions | UK
Disclosure of detailed information about financial instruments [line items]
Financial assets	2.3	2.2
Financial liabilities	1.3	1.2
Other Financial Institutions | Other
Disclosure of detailed information about financial instruments [line items]
Financial assets	2.3	2.2
Financial liabilities	1.4	1.3
Other Financial Institutions | Uruguay
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0.0	0.0
Corporate counterparty | Spain (excl. Banco Santander)
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.0	0.0
Financial liabilities	0.0	0.0
Corporate counterparty | UK
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.0	0.0
Financial liabilities	0.0	0.0
Corporate counterparty | Other
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.0	0.0
Financial liabilities	0.0	0.0
Corporate counterparty | Uruguay
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	£ 0.0	£ 0.0